Stock-Based Compensation - Movement of PSUs (Details)	3 Months Ended
Mar. 31, 2019 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Outstanding, end of period (in shares)	1,594,990
PSUs
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Outstanding, beginning of period (in shares)	1,594,990
Granted during the period (in shares)	0
Exercised/vested during the period (in shares)	0
Forfeited during the period (in shares)	0
2016 Plan
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Outstanding, end of period (in shares)	677,607
2016 Plan | PSUs
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Outstanding, beginning of period (in shares)	677,607
Granted during the period (in shares)	0
Exercised/vested during the period (in shares)	0
Forfeited during the period (in shares)	0
Weighted Average Grant Date Fair Value (in dollars per share) | $ / shares	$ 17.21
2017 Plan
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Outstanding, end of period (in shares)	467,349
2017 Plan | PSUs
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Outstanding, beginning of period (in shares)	467,349
Granted during the period (in shares)	0
Exercised/vested during the period (in shares)	0
Forfeited during the period (in shares)	0
Weighted Average Grant Date Fair Value (in dollars per share) | $ / shares	$ 24.89
2018 Plan
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Outstanding, end of period (in shares)	450,034
2018 Plan | PSUs
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Outstanding, beginning of period (in shares)	450,034
Granted during the period (in shares)	0
Exercised/vested during the period (in shares)	0
Forfeited during the period (in shares)	0
Weighted Average Grant Date Fair Value (in dollars per share) | $ / shares	$ 39.24